Stock-Based Compensation (Weighted Average Fair Values per Stock Option and Assumptions for Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Weighted average FV per option	$ 6.12	$ 4.66
Expected term	5 years	5 years
Risk-free interest rate	2.71%	3.56%
Expected dividend yield	5.06%	6.11%
Expected volatility	20.90%	20.67%